Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Accounting Policies [Abstract]
Schedule of Significant Expense Categories by Segment

The table below summarizes the significant expense categories regularly reviewed by the CODM for the three and six months ended June 30, 2025 and 2024 (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2025	2024	2025	2024
Collaboration revenues	$—	$9,197	$3,729	$12,594
Less:
Research and development, excluding facilities, personnel, depreciation and amortization expenses	1,499	7,643	3,027	17,834
General and administrative, excluding facilities and personnel expenses, depreciation and amortization expenses	2,836	4,070	5,257	7,726
Facilities expense	656	1,794	1,755	3,426
Personnel expense	787	6,311	8,141	12,840
Depreciation, amortization and interest on finance and sale-leaseback lease liabilities	38	1,153	750	2,338
Other segment items(a)	3,958	(612)	3,839	(1,430)
Net loss	$(9,774)	$(11,162)	$(19,040)	$(30,140)
(a)	“Other segment items” includes loss on sale of held for sale assets, loss on abandonment of operating lease right-of-use assets, and other income, net.

The table below summarizes the significant expense categories regularly reviewed by the CODM for the years ended December 31, 2024 and 2023:

	Years Ended
	December 31,
	2024	2023
Collaboration revenues	$19,632	$14,919
Less:
Research and development, excluding facilities, personnel, depreciation and amortization expenses	33,147	45,905
General and administrative, excluding facilities and personnel expenses, depreciation and amortization expenses	14,829	19,118
Facilities expense	5,917	7,671
Personnel expense	24,564	27,324
Depreciation, amortization and interest on finance and sale-leaseback lease liabilities	3,894	3,984
Other segment items(a)	(2,242)	(2,204)
Net loss	$(60,477)	$(86,879)

Schedule of Dilutive Securities

The following potentially dilutive securities have been excluded from the computation of diluted weighted-average shares of common stock outstanding, as they would be anti-dilutive:

	June 30,
	2025	2024
Stock options	6,420,876	8,685,238

The following potentially dilutive securities have been excluded from the computation of diluted weighted-average shares of common stock outstanding, as they would be anti-dilutive:

	December 31,
	2024	2023
Stock options	7,746,991	6,023,370